Document and entity information	Apr. 28, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001722482
Entity File Number	001-38912
Entity Registrant Name	Avantor, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2758923
Entity Address, Address Line One	Radnor Corporate Center, Building One, Suite 200
Entity Address, Address Line Two	100 Matsonford Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	386-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AVTR
Security Exchange Name	NYSE
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.250% Series A Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol	AVTR PRA
Security Exchange Name	NYSE